Bank Loans	12 Months Ended
Jun. 30, 2023
Bank Loans [Abstract]
BANK LOANS

NOTE 11 – BANK LOANS

Outstanding balances of bank loans consisted of the following:

	As of June 30,
	2023	2022

Loan from Bank of Shanghai Pudong Development	$5,683,626	$7,040,738
Loan from China Merchants Bank	3,491,928	5,931,331
Loan from Bank of Communication	1,379,063	1,492,961
Loans from Development Bank of Singapore	-	9,333
Total bank loans	$10,554,617	$14,474,363
Less: Non-current portion	-	-
Short-term bank loans and long-term bank loans – current portion	$10,554,617	$14,474,363

Bank loans consisted of several bank loans denominated in RMB and SGD.

As of June 30, 2023, the Company had total financing credit facilities of RMB10,000,000 of which the unused amount was zero.

As of June 30, 2023, the Company had total financing credit facilities of RMB10,000,000 and HKD 58,000,000 of which the unused amount was HKD 58,000,000.

Interest expenses were $365,893, $447,187, and $156,749 for the years ended June 30, 2023, 2022 and 2021, respectively. The effective weighted average interest rates were 3.467%,  3.771% and 4.160% for the years ended June 30, 2023, 2022 and 2021, respectively.

As of June 30, 2023, all loan principal will be due within 1 year.